Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,334	$ 3,368
Less – accumulated depreciation	(1,476)	(1,024)
Property and equipment, net	2,858	2,344
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	240	228
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,836	1,764
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,160	477
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	294	272
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 804	$ 627